Restructuring - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ (1,300,000)	$ 1,500,000	$ 6,600,000	$ 10,000,000	$ 10,000,000
Termination benefit related to headcount reductions	$ 1,311,000	1,933,000	$ 1,311,000	1,933,000	469,000	$ 256,000	$ 1,320,000
Computer software and web development [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization		0		3,400,000	$ 3,400,000
Impairment / amortization effect per share					$ 0.01
Digital Content Assets [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization		$ 100,000		$ 2,700,000	$ 2,700,000
Impairment / amortization effect per share					$ 0.01